Investments in associates and joint venture - Statements of financial position of Tinka under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in associates [Line Items]
Current assets	$ 620,380	$ 739,545
Non-current assets	3,882,847	3,822,266
Current liabilities	(379,597)	(844,937)
Equity	3,162,941	2,538,531	$ 2,799,857	$ 2,968,200
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Non-current assets	50,454	50,461
Current liabilities	(473)	(211)
Equity	62,988	58,917
Adjustments to conform to the accounting policies of the Group	(7,719)	1,042
Shareholders' equity, net, adjusted	$ 55,269	$ 59,959